RELATED PARTY TRANSACTIONS - Amounts due to and from related parties (Details) ₫ in Millions	Jun. 30, 2024 VND (₫)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 VND (₫)		Dec. 31, 2022 VND (₫)
RELATED PARTY TRANSACTIONS
Short-term amounts due from related parties			₫ 2,374,382
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]	Related party	Related party	Related party
Long-term amounts due from related parties			₫ 51,073
Amounts due from related parties	₫ 5,755,659	$ 237,248,928	₫ 2,425,455		₫ 2,022,630
Other Receivable, after Allowance for Credit Loss, Related Party [Extensible Enumeration]	Related party	Related party	Related party
Related party
RELATED PARTY TRANSACTIONS
Short-term amounts due from related parties	₫ 5,721,225	$ 235,829,555	₫ 2,374,382	[1]
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]	Related party	Related party	Related party
Long-term amounts due from related parties	₫ 34,434	$ 1,419,373	₫ 51,073	[1]
Other Receivable, after Allowance for Credit Loss, Noncurrent, Related Party [Extensible Enumeration]	Related party	Related party	Related party
Short-term amounts due to related parties	₫ 59,402,573	$ 2,448,580,915	₫ 49,341,144	[1]
Long-term amounts due to related parties	33,212,671	1,369,030,132	19,682,747	[1]
Amounts due to related parties	92,615,244	3,817,611,046	69,023,891		39,244,027
Related party | Short-term loans, advance to and receivables from related parties
RELATED PARTY TRANSACTIONS
Short-term amounts due from related parties	₫ 5,721,225	$ 235,829,555	₫ 2,374,382		1,978,097
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]	Related party	Related party	Related party
Related party | Short-term loans
RELATED PARTY TRANSACTIONS
Short-term amounts due from related parties	₫ 4,320,000	$ 178,070,899			545,400
Short-term amounts due to related parties	51,491,014	2,122,465,540
Related party | Short-term advance to and receivables
RELATED PARTY TRANSACTIONS
Short-term amounts due from related parties	1,401,225	57,758,656	₫ 2,374,382		1,432,697
Related party | Long-term loans to and receivables
RELATED PARTY TRANSACTIONS
Long-term amounts due from related parties	₫ 34,434	$ 1,419,373	₫ 51,073		44,533
Other Receivable, after Allowance for Credit Loss, Noncurrent, Related Party [Extensible Enumeration]	Related party	Related party	Related party
Related party | Long-term receivables
RELATED PARTY TRANSACTIONS
Long-term amounts due from related parties	₫ 34,434	$ 1,419,373	₫ 51,073		44,533
Related party | Short-term payables to and borrowings from related parties
RELATED PARTY TRANSACTIONS
Short-term amounts due to related parties	59,402,573	2,448,580,915	49,341,144		17,325,317
Related party | Short-term payables
RELATED PARTY TRANSACTIONS
Short-term amounts due to related parties	7,911,559	326,115,375	6,216,882		16,605,397
Related party | Short-term borrowings
RELATED PARTY TRANSACTIONS
Short-term amounts due from related parties	4,320,000	178,070,899	43,124,262
Short-term amounts due to related parties	51,491,014	2,122,465,540	43,124,262		719,920
Related party | Long-term payables to related parties
RELATED PARTY TRANSACTIONS
Long-term amounts due to related parties	33,212,671	1,369,030,132	19,682,747		21,918,710
Related party | Long-term payables
RELATED PARTY TRANSACTIONS
Long-term amounts due to related parties	17,648,975	727,492,786	17,297,050		14,371,365
Related party | Long-term borrowings
RELATED PARTY TRANSACTIONS
Long-term amounts due to related parties	₫ 15,563,696	$ 641,537,345	₫ 2,385,697		₫ 7,547,345

[1]	As adjusted to reflect the historical financial statements of VinES JSC acquired in January 2024, deemed as business combination under common control (Note 2.2).